Investment Securities - Details of Long-term Investment Securities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Available-for-sale financial assets	₩ 1,715,078	₩ 1,648,837
Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets	1,510,428	1,454,361
FVOCI	57,830	67,833
Non current Assets	1,568,258	1,522,194
Investment bonds [member]
Disclosure of financial assets [line items]
FVOCI	1,177	1,080
FVTPL	145,643	125,563
Non current Assets	₩ 146,820	₩ 126,643